Combined Prospectus	Aug. 20, 2025 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares (no par value)
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 894,901,500.00
Form Type	F-10
File Number	333-274097
Initial Effective Date	Aug. 21, 2023
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form F-10 (File No. 333-274097), which became effective on August 21, 2023 (the "Prior Registration Statement"), relating to such indeterminate number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of the Registrant as shall have an aggregate initial offering price not to exceed $1,000,000,000, of which $894,901,500 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining $894,901,500 of unsold securities from the Prior Registration Statement with an additional $105,098,500 of unallocated (universal) shelf to enable an aggregate $1,000,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the $894,901,500 of unsold securities which were previously registered on the Prior Registration Statement.